Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 36.5	€ 37.4
Additional provision in the period	10.2	26.5
Release of provision	(4.1)	(10.3)
Utilization of provision	(12.2)	(17.1)
Foreign exchange	(0.6)
Provisions, ending balance	29.8	36.5
Provisions	29.8	36.5
Current	27.1	35.1
Non-current	(2.7)	(1.4)
Provisions	(29.8)	(36.5)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.7	4.8
Additional provision in the period	7.4	21.9
Release of provision	(1.6)	(6.3)
Utilization of provision	(10.2)	(7.7)
Foreign exchange	0.0
Provisions, ending balance	8.3	12.7
Provisions related to other, non-income taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	7.6	8.7
Additional provision in the period	0.0	0.0
Release of provision	(0.2)	(1.0)
Utilization of provision	0.0	(0.1)
Foreign exchange	0.0
Provisions, ending balance	7.4	7.6
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	16.2	23.9
Additional provision in the period	2.8	4.6
Release of provision	(2.3)	(3.0)
Utilization of provision	(2.0)	(9.3)
Foreign exchange	(0.6)
Provisions, ending balance	€ 14.1	€ 16.2